Accounts Receivable, Net	12 Months Ended
Dec. 31, 2016
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
NOTE 4: ACCOUNTS RECEIVABLE, NET
Accounts receivable consisted of the following:

	December 31, 2016	December 31, 2015
Accounts receivable	$20,933	$14,202
Less: Provision for doubtful accounts	—	—
Accounts receivable, net	$20,933	$14,202
Financial instruments that potentially subject Navios Acquisition to concentrations of credit risk are accounts receivable. Navios Acquisition does not believe its exposure to credit risk is likely to have a material adverse effect on its financial position, results of operations or cash flows.